GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 28, 2013
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

        Results from our annual impairment test in the fourth quarter of 2013 indicated that no impairment had occurred in 2013 related to goodwill and indefinite-lived intangible assets. The fair value of these assets was primarily based on Level 3 inputs.

Goodwill

        Changes in the net carrying amount of goodwill for 2013 and 2012, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information solutions	Other specialty converting businesses	Total

Goodwill as of December 31, 2011	$336.7	$419.1	$3.5	$759.3
Foreign currency translation adjustments	1.6	3.5	–	5.1

Goodwill as of December 29, 2012	338.3	422.6	3.5	764.4
Divestiture (1)	–	–	(3.5)	(3.5)
Acquisition adjustments	–	(.2)	–	(.2)
Translation adjustments	(3.9)	(5.7)	–	(9.6)

Goodwill as of December 28, 2013	$334.4	$416.7	$–	$751.1

(1)
See Note 2, "Discontinued Operations, Exit/Sale of Product Lines, Sale of Assets and Assets Held for Sale," for more information.

        The carrying amount of goodwill at December 28, 2013 and December 29, 2012 was net of accumulated impairment losses of $820 million, which were reported in the Retail Branding and Information Solutions segment.

Indefinite-Lived Intangible Assets

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trademarks, was $10.9 million and $11.1 million at December 28, 2013 and December 29, 2012, respectively.

        In conjunction with the preparation of our annual impairment test in the fourth quarter of 2012, we determined that the carrying value of our indefinite-lived intangible assets exceeded its fair value which resulted in a non-cash impairment charge of $7 million, which was recorded in "Other expense, net" in the Consolidated Statements of Income. This charge was included in the Retail Branding and Information Solutions reportable segment. The fair value of these assets was primarily based on Level 3 inputs.

Finite-Lived Intangible Assets

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 28, 2013 and December 29, 2012, which continue to be amortized:

	2013			2012
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$234.1	$164.6	$69.5	$234.7	$142.3	$92.4
Patents and other acquired technology	48.9	38.3	10.6	49.0	34.0	15.0
Trade names and trademarks	26.2	22.5	3.7	25.7	21.9	3.8
Other intangibles	12.4	11.1	1.3	12.4	9.7	2.7

Total	$321.6	$236.5	$85.1	$321.8	$207.9	$113.9

        The finite-lived intangible assets related to our OCP business were classified in the Consolidated Balance Sheets at year-end 2012 as "Assets held for sale." See Note 2, "Discontinued Operations, Exit/Sale of Product Lines, Sale of Assets and Assets Held for Sale," for more information.

        Amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions was $28.5 million for 2013, $29.9 million for 2012, and $30.3 million for 2011.

        The estimated amortization expense from continuing operations for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2014	$24.3
2015	20.9
2016	19.5
2017	10.0
2018	2.5

        As of December 28, 2013, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average Amortization Periods from the Date of Acquisition	Weighted-average Remaining Useful Life

Customer relationships	11	3
Patents and other acquired technology	13	3
Trade names and trademarks	12	6
Other intangibles	6	1